OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation — The accompanying consolidated financial statements comprise the financial statements of Utz Brands, Inc. ("UBI", the "Company", or "Successor", formerly Collier Creek Holdings ("CCH")) and its wholly owned subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial statements and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the "SEC"). They do not include all information and notes required by US GAAP for annual financial statements. However, except as disclosed herein, there has been no material changes in the information disclosed in the Notes to Consolidated Financial Statements included in the Company’s financial statements, as amended for the year ended January 3, 2021. The balance sheet as of January 3, 2021 has been derived from the audited combined financial statements as of and for the year ended January 3, 2021. In the opinion of management, such financial information reflects all normal and recurring adjustments necessary for a fair presentation of the financial position and the results of operations for such interim periods in accordance with the US GAAP. Operating results for the interim period are not necessarily indicative of the results that may be expected for any future period or for the full year. The consolidated interim financial statements, including our significant accounting policies, should be read in conjunction with the audited combined financial statements, as amended and notes thereto for the year ended January 3, 2021.

CCH was incorporated in the Cayman Islands on April 30, 2018 as a blank check company. CCH was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses that the Company had not then identified. CCH’s sponsor was Collier Creek Partners LLC, a Delaware limited liability company (the "Sponsor").

On August 28, 2020, CCH domesticated into a Delaware corporation and changed its name to "Utz Brands, Inc." (the “Domestication”) and consummated the acquisition of certain limited liability company units of UBH, the parent of Utz Quality Foods, LLC (“UQF”), as a result of a new issuance by UBH and purchases from UBH’s existing equity holders pursuant to a Business Combination Agreement, dated as of June 5, 2020 (the “Business Combination Agreement”) among CCH, UBH and Series U of UM Partners, LLC (“Series U”) and Series R of UM Partners, LLC (“Series R” and together with Series U, the “Continuing Members”) (the Domestication and the transactions contemplated by the Business Combination Agreement, collectively, the “Business Combination”), following the approval at the extraordinary general meeting of the shareholders of CCH held on August 27, 2020. The Noncontrolling interest represents the common limited liability company units of UBH held by the Continuing Members.

Basis of Presentation — The accompanying consolidated financial statements comprise the financial statements of Utz Brands, Inc. (“UBI”, the “Company”, or “Successor”, formerly Collier Creek Holdings (“CCH”)) and its wholly owned subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial statements and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

CCH was incorporated in the Cayman Islands on April 30, 2018 as a blank check company. CCH was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses that the Company had not then identified. CCH’s sponsor was Collier Creek Partners LLC, a Delaware limited liability company (the “Sponsor”).

On August 28, 2020, CCH domesticated into a Delaware corporation and changed its name to “Utz Brands, Inc.” (the “Domestication”) and consummated the acquisition of certain limited liability company units of UBH, the parent of Utz Quality Foods, LLC (“UQF”), as a result of a new issuance by UBH and purchases from UBH’s existing equity holders pursuant to a Business Combination Agreement, dated as of June 5, 2020 (the “Business Combination Agreement”) among CCH, UBH and Series U of UM Partners, LLC (“Series U”) and Series R of UM Partners, LLC (“Series R” and together with Series U, the “Continuing Members”) (the Domestication and the transactions contemplated by the Business Combination Agreement, collectively, the “Business Combination”), following the approval at the extraordinary general meeting of the shareholders of CCH held on August 27, 2020. The Noncontrolling interest represents the common limited liability company units of UBH held by the Continuing Members.

Consolidation

The financial statements include the accounts of the Predecessor, prior to the Business Combination, which was determined to be consolidated UBH, which includes the accounts of its wholly-owned subsidiary, Utz Quality Foods, LLC (“UQF”). UQF is consolidated with its wholly-owned subsidiaries: UTZTRAN, LLC; Heron Holding Corporation (“Heron”), with its wholly-owned subsidiaries Golden Flake Snack Foods, Inc. (“Golden Flake”), Inventure Foods, Inc. and its subsidiaries (“Inventure Foods”), and Kitchen Cooked Inc. (“Kitchen Cooked”); Kennedy Endeavors, LLC (“Kennedy”); and GH Pop Holdings, LLC, with its wholly-owned subsidiaries Good Health Natural Products, LLC (“Good Health”), Condor Snack Foods, LLC, and Snikiddy, LLC (“Snikiddy”).

All intercompany transactions and balances have been eliminated in consolidation.

The financial statements include the accounts of the Predecessor, prior to the Business Combination, which was determined to be consolidated UBH, which includes the accounts of its wholly-owned subsidiary, Utz Quality Foods, LLC (“UQF”). UQF is consolidated with its wholly-owned subsidiaries: UTZTRAN, LLC; Heron Holding Corporation (“Heron”), with its wholly-owned subsidiaries Golden Flake Snack Foods, Inc. (“Golden Flake”), Inventure Foods, Inc. and its subsidiaries (“Inventure Foods”), and Kitchen Cooked Inc. (“Kitchen Cooked”); Kennedy Endeavors, LLC (“Kennedy”); and GH Pop Holdings, LLC, with its wholly-owned subsidiaries Good Health Natural Products, LLC (“Good Health”), Condor Snack Foods, LLC, and Snikiddy, LLC (“Snikiddy”).

SRS Leasing LLC and its subsidiaries (“SRS”) were companies formed to acquire, hold and lease real estate to UQF. In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, Consolidation, UQF was determined to be the primary beneficiary of SRS, an entity under common ownership. The accounts of SRS have been consolidated with those of UQF as of and for the fiscal year ended December 29, 2019. On December 30, 2019, the first day of the fiscal year of 2020, SRS was merged into UQF, with UQF surviving the transaction. The accumulated (deficit) equity of SRS was presented on the noncontrolling interest line of the consolidated balance sheet as of December 29, 2019 and was reclassified to members’ (deficit) equity on December 30, 2019, the date of the merger.

Rice Investments, L.P. (“RILP”) was formed as a limited partnership pursuant to the Delaware Revised Uniform Limited Partnership Act on January 30, 2004 for the purpose of acquiring, owning, managing, and selling or otherwise disposing of intellectual property (namely trade names) that are used by UQF. RILP had one general partner, UQF, and one limited partner, UM-R Intermediate, LLC (“Intermediate R”). UQF, in accordance with ASC 810, was determined to be the primary beneficiary of RILP, an entity under common ownership. The accounts of RILP have been consolidated with those of UQF as of and for the fiscal year ended December 29, 2019. On December 30, 2019 Intermediate R was merged into Intermediate U with Intermediate U surviving the transaction. Finally, and immediately following that merger, RILP merged into UQF, with UQF being the surviving entity and Intermediate U remaining the sole member of UQF. Prior to these mergers the statements of SRS, RILP, and Intermediate R were combined within the financial statements of Intermediate U.

On March 18, 2020, Intermediate U changed its name to Utz Brands Holdings, LLC upon filing a Certificate of Amendment with the Secretary of State of the State of Delaware.

All intercompany transactions and balances have been eliminated in combination/consolidation.

Operating Entities	Holding Entities
Utz Quality Foods, LLC	Utz Brands, Inc.
UTZTRAN, LLC	Utz Brands Holdings, LLC
Golden Flake Snack Foods, Inc.	GH Pop Holdings, LLC
Inventure Foods, Inc. and its subsidiaries	Heron Holding Corporation
Kennedy Endeavors, LLC	Truco Holdco, Inc.
Good Health Natural Products, LLC
Condor Snack Foods, LLC
Snikiddy, LLC
Kitchen Cooked, Inc.
Truco Enterprises, LP

Cash and Cash Equivalents

Cash and Cash Equivalents — The Company considers all highly-liquid investments purchased with an original maturity of three months or less to be cash equivalents. The majority of the Company’s cash is held in financial institutions with insurance provided by the Federal Deposit Insurance Corporation (“FDIC”) of $250,000 per depositor. At various times, account balances may exceed federally insured limits.

Cash and Cash Equivalents — The Company considers all highly-liquid investments purchased with an original maturity of three months or less to be cash equivalents. The majority of the Company’s cash is held in financial institutions with insurance provided by the Federal Deposit Insurance Corporation (“FDIC”) of $250,000 per depositor. At various times, account balances may exceed federally insured limits.

Accounts Receivable

Accounts Receivables — Accounts receivable are reported at net realizable value. The net realizable value is based on management’s estimate of the amount of receivables that will be collected based on analysis of historical data and trends, as well as review of significant customer accounts. Accounts receivable are considered to be past due when payments are not received within the customer’s credit terms. Accounts are written off when management determines the account is uncollectible. Finance charges are not usually assessed on past-due accounts.

Accounts Receivables — Accounts receivable are reported at net realizable value. The net realizable value is based on management’s estimate of the amount of receivables that will be collected based on analysis of historical data and trends, as well as review of significant customer accounts. Accounts receivable are considered to be past due when payments are not received within the customer’s credit terms. Accounts are written off when management determines the account is uncollectible. Finance charges are not usually assessed on past-due accounts.

Inventories	Inventories — Inventories are stated at the lower of cost (first-in, first-out) or net realizable value. Inventory write-downs are recorded for shrinkage, damaged, stale and slow-moving items.	Inventories — Inventories are stated at the lower of cost (first-in, first-out) or net realizable value. Inventory write-downs are recorded for shrinkage, damaged, stale and slow-moving items.
Property, Plant and Equipment

Property, Plant and Equipment — Property, plant and equipment are stated at cost net of accumulated depreciation. Major additions and betterments are recorded to the asset accounts, while maintenance and repairs, which do not improve or extend the lives of the assets, are charged to expense accounts as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in operations in the disposal period. Depreciation is determined utilizing the straight-line method over the estimated useful lives of the various assets, which generally range from 2 to 20 years for machinery and equipment, 3 to 10 years for transportation equipment and 8 to 40 years for buildings. Assets held for sale are reported at the lower of the carrying amount or fair value less costs to sell. The Company assesses for impairment on property, plant and equipment upon the occurrence of a triggering event.

Property, Plant and Equipment — Property, plant and equipment are stated at cost net of accumulated depreciation. Major additions and betterments are recorded to the asset accounts, while maintenance and repairs, which do not improve or extend the lives of the assets, are charged to expense accounts as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in operations in the disposal period. Depreciation is determined utilizing the straight-line method over the estimated useful lives of the various assets, which generally range from 2 to 20 years for machinery and equipment, 3 to 10 years for transportation equipment and 8 to 40 years for buildings. Assets held for sale are reported at the lower of the carrying amount or fair value less costs to sell. The Company assesses for impairment on property, plant and equipment upon the occurrence of a triggering event.

Income Taxes

Income Taxes — The Company accounts for income taxes pursuant to the asset and liability method of ASC 740, Income Taxes, which requires it to recognize current tax liabilities or receivables for the amount of taxes it estimates are payable or refundable for the current year, and deferred tax assets and liabilities for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts and their respective tax bases of assets and liabilities and the expected benefits of net operating loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period enacted. A valuation allowance is provided when it is more likely than not that a portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible.

The Company follows the provisions of ASC 740-10 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740-10 prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns.

The benefit of tax positions taken or expected to be taken in the Company’s income tax returns is recognized in the financial statements if such positions are more likely than not of being sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits”. A liability is recognized (or amount of net operating loss carryover or amount of tax refundable is reduced) for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740-10. Interest costs and related penalties related to unrecognized tax benefits are required to be calculated, if applicable. The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as selling and administrative expenses. As of April 4, 2021 and January 3, 2021, no liability for unrecognized tax benefits was required to be reported. The Company does not expect any significant changes in its unrecognized tax benefits in the next fiscal year.

Income Taxes — The Company accounts for income taxes pursuant to the asset and liability method of ASC 740, Income Taxes, which requires it to recognize current tax liabilities or receivables for the amount of taxes it estimates are payable or refundable for the current year, and deferred tax assets and liabilities for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts and their respective tax bases of assets and liabilities and the expected benefits of net operating loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period enacted. A valuation allowance is provided when it is more likely than not that a portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible.

The Company follows the provisions of ASC 740-10 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740-10 prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns.

The benefit of tax positions taken or expected to be taken in the Company’s income tax returns is recognized in the financial statements if such positions are more likely than not of being sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits”. A liability is recognized (or amount of net operating loss carryover or amount of tax refundable is reduced) for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740-10. Interest costs and related penalties related to unrecognized tax benefits are required to be calculated, if applicable. The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as selling and administrative expenses. As of January 3, 2021 and December 29, 2019, no liability for unrecognized tax benefits was required to be reported. The Company does not expect any significant changes in its unrecognized tax benefits in the next fiscal year.

Goodwill and Other Identifiable Intangible Assets

Goodwill and Other Identifiable Intangible Assets — The Company allocates the cost of acquired companies to the identifiable tangible and intangible assets acquired and liabilities assumed, with the remaining amount classified as goodwill. The identification and valuation of these intangible assets and the determination of the estimated useful lives at the time of acquisition, as well as the completion of impairment tests, require significant management judgments and estimates. These estimates are made based on, among other factors, review of projected future operating results and business plans, economic projections, anticipated highest and best use of future cash flows and the cost of capital. The use of alternative estimates and assumptions could increase or decrease the estimated fair value of goodwill and other intangible assets, and potentially result in a different impact to the Company’s results of operations. Further, changes in business strategy and/or market conditions may significantly impact these judgments and thereby impact the fair value of these assets, which could result in an impairment of the goodwill or intangible assets.

Finite-lived intangible assets consist of distribution/customer relationships, technology, certain master distribution rights and certain trademarks. These assets are being amortized over their estimated useful lives. Finite-lived intangible assets are tested for impairment only when management has determined that potential impairment indicators are present.

Goodwill and other indefinite-lived intangible assets (including certain trade names, certain master distribution rights and company-owned sales routes) are not amortized but are tested for impairment at least annually and whenever events or circumstances change that indicate impairment may have occurred. The Company tests goodwill for impairment at the reporting unit level. The Company has identified the existing snack food operations as its sole reporting unit.

As the Company has early adopted the FASB Accounting Standards Update (“ASU”) No. 2017-04, Intangibles - Goodwill and Other (“Topic 350”): Simplifying the Test for Goodwill Impairment, the Company is required to record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value.

ASU No. 2017-04, Topic 350, also permits an entity to first assess qualitative factors to determine whether it is necessary to perform quantitative impairment tests for goodwill and indefinite-lived intangibles. If an entity believes, as a result of each qualitative assessment, it is more likely than not that the fair value of goodwill or an indefinite-lived intangible asset exceeds its carrying value then a quantitative impairment test is not required.

For the latest qualitative analysis performed, which took place on the first day of the fourth quarter of 2020, we had taken into consideration all the events and circumstances listed in FASB ASC 350, Intangibles—Goodwill and Other, in addition to other entity-specific factors that had taken place from the period of the business combination, which assessed goodwill, on August 28, 2020. We have determined that there was no significant impact that affected the fair value of the reporting unit through April 4, 2021. Therefore, we have determined that it was not necessary to perform a quantitative goodwill impairment test for the reporting unit.

Goodwill and Other Identifiable Intangible Assets — The Company allocates the cost of acquired companies to the identifiable tangible and intangible assets acquired and liabilities assumed, with the remaining amount classified as goodwill. The identification and valuation of these intangible assets and the determination of the estimated useful lives at the time of acquisition, as well as the completion of impairment tests, require significant management judgments and estimates. These estimates are made based on, among other factors, review of projected future operating results and business plans, economic projections, anticipated highest and best use of future cash flows and the cost of capital. The use of alternative estimates and assumptions could increase or decrease the estimated fair value of goodwill and other intangible assets, and potentially result in a different impact to the Company’s results of operations. Further, changes in business strategy and/or market conditions may significantly impact these judgments and thereby impact the fair value of these assets, which could result in an impairment of the goodwill or intangible assets.

Finite-lived intangible assets consist of distribution/customer relationships, technology, certain master distribution rights and certain trademarks. These assets are being amortized over their estimated useful lives. Finite-lived intangible assets are tested for impairment only when management has determined that potential impairment indicators are present.

Goodwill and other indefinite-lived intangible assets (including certain trade names, certain master distribution rights and company-owned sales routes) are not amortized but are tested for impairment at least annually and whenever events or circumstances change that indicate impairment may have occurred. The Company tests goodwill for impairment at the reporting unit level. The Company has identified the existing snack food operations as its sole reporting unit.

As the Company has early adopted the FASB Accounting Standards Update (“ASU”) No. 2017-04, Intangibles — Goodwill and Other (“Topic 350”): Simplifying the Test for Goodwill Impairment, the Company is required to record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value.

ASU No. 2017-04, Topic 350, also permits an entity to first assess qualitative factors to determine whether it is necessary to perform quantitative impairment tests for goodwill and indefinite-lived intangibles. If an entity believes, as a result of each qualitative assessment, it is more likely than not that the fair value of goodwill or an indefinite-lived intangible asset exceeds its carrying value then a quantitative impairment test is not required.

For the qualitative analysis performed, which took place on the first day of the fourth quarter, we have taken into consideration all the events and circumstances listed in FASB ASC 350, Intangibles — Goodwill and Other, in addition to other entity-specific factors that have taken place from the period of the business combination, which assessed goodwill, on August 28, 2020. We have determined that there was no significant impact that affected the fair value of the reporting unit. Therefore, we have determined that it was not necessary to perform a quantitative goodwill impairment test for the reporting unit.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — Financial instruments held by the Company include cash and cash equivalents, accounts receivable, hedging instruments, purchase commitments on commodities, accounts payable and debt. The carrying value of all cash and cash equivalents, accounts receivable and accounts payable approximate their fair value due to their short-term nature. The carrying value of the debt is also estimated to approximate its fair value based upon current market conditions and interest rates. The fair value of the hedging instruments are revalued at each reporting period.

Fair Value of Financial Instruments — Financial instruments held by the Company include cash and cash equivalents, accounts receivable, hedging instruments, purchase commitments on commodities, accounts payable and debt. The carrying value of all cash and cash equivalents, accounts receivable and accounts payable approximate their fair value due to their short-term nature. The carrying value of the debt is also estimated to approximate its fair value based upon current market conditions and interest rates. The fair value of the hedging instruments are revalued at each reporting period.

Revenue Recognition

Revenue Recognition — The Company’s revenues primarily consist of the sale of salty snack items to customers, including supermarkets, mass merchants, club stores, dollar and discount stores, convenience stores, independent grocery stores, drug stores, food service, vending, military, and other channels. The Company sells its products in most regions of the United States primarily through its DSD network, direct to warehouse shipments, and third-party distributors. These revenue contracts generally have a single performance obligation. Revenue, which includes shipping and handling charges billed to the customer, is reported net of variable consideration and consideration payable to customers, including applicable discounts, returns, allowances, trade promotion, consumer coupon redemption, unsaleable product, and other costs. Amounts billed and due from customers are classified as accounts receivables and require payment on a short-term basis and, therefore, the Company does not have any significant financing components.

The Company recognizes revenue when (or as) performance obligations are satisfied by transferring control of the goods to customers. Control is transferred upon delivery of the goods to the customer. Shipping and/or handling costs that occur before the customer obtains control of the goods are deemed to be fulfillment activities and are accounted for as fulfillment costs. Applicable shipping and handling are included in customer billing and are recorded as revenue as the products’ control is transferred to customers. The Company assesses the goods promised in customer purchase orders and identifies a performance obligation for each promise to transfer a good that is distinct.

The Company offers various forms of trade promotions and the methodologies for determining these provisions are dependent on local customer pricing and promotional practices, which range from contractually fixed percentage price reductions to provisions based on actual occurrence or performance. The Company’s promotional activities are conducted either through the retail trade or directly with consumers and include activities such as in store displays and events, feature price discounts, consumer coupons, and loyalty programs. The costs of these activities are recognized at the time the related revenue is recorded, which normally precedes the actual cash expenditure. The recognition of these costs therefore requires management judgment regarding the volume of promotional offers that will be redeemed by either the retail trade or consumer. These estimates are made using various techniques including historical data on performance of similar promotional programs. The Company has reserves in place of $26.0 million as of April 4, 2021 and $17.6 million as of January 3, 2021. Differences between estimated expense and actual redemptions are recognized as a change in management estimate as actual redemptions are incurred.

Business Combinations

Business Combinations — The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition. If the screen is not met, further determination is required as to whether or not the Company has acquired inputs and processes that have the ability to create outputs which would meet the definition of a business. Significant judgment is required in the application of the screen test to determine whether an acquisition is a business combination or an acquisition of assets.

The Company uses the acquisition method of accounting for acquired businesses. Under the acquisition method, the Company’s financial statements reflect the operations of an acquired business starting from the completion of the acquisition. The assets acquired and liabilities assumed are recorded at their respective estimated fair values at the date of the acquisition. Any excess of the purchase price over the estimated fair values of the identifiable net assets acquired is recorded as goodwill.

Business Combinations — The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition. If the screen is not met, further determination is required as to whether or not the Company has acquired inputs and processes that have the ability to create outputs which would meet the definition of a business. Significant judgment is required in the application of the screen test to determine whether an acquisition is a business combination or an acquisition of assets.

The Company uses the acquisition method of accounting for acquired businesses. Under the acquisition method, the Company’s financial statements reflect the operations of an acquired business starting from the completion of the acquisition. The assets acquired and liabilities assumed are recorded at their respective estimated fair values at the date of the acquisition. Any excess of the purchase price over the estimated fair values of the identifiable net assets acquired is recorded as goodwill.

Use of Estimates

Use of Estimates — Management uses estimates and assumptions in preparing the consolidated financial statements in accordance with US GAAP. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Some examples, but not a comprehensive list, include sales and promotional allowances, customer returns, allowances for doubtful accounts, inventory valuations, useful lives of fixed assets and related impairment, long-term investments, hedge transactions, goodwill and intangible asset valuations and impairments, incentive compensation, income taxes, self-insurance, contingencies, litigation, and inputs used to calculate deferred tax liabilities, tax valuation allowances, tax receivable agreements, and warrant liabilities related to the private placement warrants further described in Note 16 "Warrants". Actual results could vary materially from the estimates that were used.

Use of Estimates — Management uses estimates and assumptions in preparing the consolidated financial statements in accordance with U.S. GAAP. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Some examples, but not a comprehensive list, include sales and promotional allowances, customer returns, allowances for doubtful accounts, inventory valuations, useful lives of fixed assets and related impairment, long-term investments, hedge transactions, goodwill and intangible asset valuations and impairments, incentive compensation, income taxes, self-insurance, contingencies, litigation, and inputs used to calculate deferred tax liabilities, tax valuation allowances, tax receivable agreements, and warrant liabilities related to the Private Placement Warrants further described in Note 17. “Warrants”. Actual results could vary materially from the estimates that were used.

Recently Issued Accounting Standards

Recently Issued Accounting Standards — In December 2019, the FASB issued "ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes" ("Topic 740"). This ASU is intended to simplify various aspects related to accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and clarifying certain aspects of the current guidance to promote consistency among reporting entities. For non-public business entities or emerging growth companies, ASU 2019-12 is effective for annual periods beginning after December 15, 2021 and interim periods within those annual periods, with early adoption permitted. An entity that elects early adoption must adopt all the amendments in the same period. Most amendments within this ASU are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. The Company is currently evaluating the impact of the new standard on the Company’s consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“Topic 842”), which requires a lessee to recognize in its balance sheet an asset and liability for most leases with a term greater than 12 months. Lessees should recognize a liability to make lease payments and a right-of-use asset representing the lessee’s right to use the underlying asset for the lease term. On June 3, 2020, the FASB deferred the effective date of ASC 842 for private or emerging growth companies to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements, but believes that there will be assets and liabilities recognized on the Company’s consolidated balance sheet and an immaterial impact on the Company’s consolidated statements of operations.

In June 2016, ASU No. 2016-13, Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments (“Topic 326”) was issued. This ASU requires entities to measure the impairment of certain financial instruments, including accounts receivables, based on expected losses rather than incurred losses. For non-public business entities or emerging growth companies, this ASU is effective for fiscal years beginning after December 15, 2022, with early adoption permitted, and will be effective for the Company beginning in 2023. The Company is currently evaluating the impact of the new standard on the Company’s consolidated financial statements and related disclosures.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for reference rate reform on financial reporting. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. The amendments of this ASU should be applied on a prospective basis. The adoptions of ASU No. 2020-04 did not have a material impact to the Company.

Recently Issued Accounting Standards — In December 2019, the FASB issued “ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“Topic 740”). This ASU is intended to simplify various aspects related to accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and clarifying certain aspects of the current guidance to promote consistency among reporting entities. For non-public business entities or emerging growth companies, ASU 2019-12 is effective for annual periods beginning after December 15, 2021 and interim periods within those annual periods, with early adoption permitted. An entity that elects early adoption must adopt all the amendments in the same period. Most amendments within this ASU are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. The Company is currently evaluating the impact of the new standard on the Company’s consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“Topic 842”), which requires a lessee to recognize in its balance sheet an asset and liability for most leases with a term greater than 12 months. Lessees should recognize a liability to make lease payments and a right-of-use asset representing the lessee’s right to use the underlying asset for the lease term. On June 3, 2020, the FASB deferred the effective date of ASC 842 for private or emerging growth companies to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements, but believes that there will be assets and liabilities recognized on the Company’s consolidated balance sheet and an immaterial impact on the Company’s consolidated statements of operations.

In June 2016, ASU No. 2016-13, Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments (“Topic 326”) was issued. This ASU requires entities to measure the impairment of certain financial instruments, including accounts receivables, based on expected losses rather than incurred losses. For non-public business entities or emerging growth companies, this ASU is effective for fiscal years beginning after December 15, 2022, with early adoption permitted, and will be effective for the Company beginning in 2023. The Company is currently evaluating the impact of the new standard on the Company’s consolidated financial statements and related disclosures.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for reference rate reform on financial reporting. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. The amendments of this ASU should be applied on a prospective basis. The Company is currently evaluating the effects adoption of this guidance will have on the consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (“Subtopic 350-40”): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). For non-public business entities or emerging growth companies, this ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. The Company adopted Subtopic 350-40 on the first day of fiscal 2020, and the adoption of this standard did not have a material impact on the consolidated financial statements.